LEASES - Lease Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
2025	$ 29,467
2026	29,613
2027	29,574
2028	29,551
2029	28,972
Thereafter	133,219
Total lease payments	280,396
Less: imputed interest	(134,142)
Less: tenant improvement allowance	(1,915)
Present value of lease liabilities	144,339
Less: current lease liabilities	(9,629)	$ (7,677)
Present value of long-term lease liabilities	134,710	141,428
Finance Leases
2025	5,020
2026	5,146
2027	5,240
2028	5,124
2029	4,969
Thereafter	13,368
Total lease payments	38,867
Less: imputed interest	(15,998)
Less: tenant improvement allowance	(251)
Present value of lease liabilities	22,618
Less: current lease liabilities	(1,994)	(1,739)
Present value of long-term lease liabilities	20,624	22,383
2025	34,487
2026	34,759
2027	34,814
2028	34,675
2029	33,941
Thereafter	146,587
Total lease payments	319,263
Less: imputed interest	(150,140)
Less: tenant improvement allowance	(2,166)
Present value of lease liabilities	166,957
Less: current lease liabilities	(11,623)	(9,416)
Non-current lease liabilities	$ 155,334	$ 163,811